Trade Receivables, Net - Summary of Movements of Loss Allowance of Trade Receivables (Detail) - Trade receivables [member] $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of financial assets [Line Items]
Beginning balance	$ 164,408	$ 5,369	$ 103,353	$ 97,358
Remeasurement of loss allowance	108,672	3,549	59,490	17,078
Acquisition through business combinations	73,689	2,407	0	0
Amounts written off	(8,376)	(274)	0	(399)
Disposal of subsidiaries	0	0	0	(4,637)
Effects of foreign currency exchange differences	2,024	66	1,565	(6,047)
Ending balance	$ 340,417	$ 11,117	$ 164,408	$ 103,353